THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 14, 2008 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT.

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2008
                                                ------------------


Check here if Amendment [X]; Amendment Number:  1
                                                ------------------
   This Amendment (Check only one):  | |  is a restatement.
                                     |X|  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GPS Partners, LLC
Address:     2120 Colorado Avenue
             Suite 250
             Santa Monica, CA  90404


Form 13F File Number:    28-12285
                     --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven A. Sugarman
Title:     Partner
Phone:     (310) 496-5360

Signature, Place and Date of Signing:


 /s/ Steven A. Sugarman              Santa Monica, CA         February 17, 2009
---------------------------         ------------------        -----------------
        [Signature]                   [City, State]                 [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:         0
                                           --------------------------

Form 13F Information Table Entry Total:    5
                                           --------------------------

Form 13F Information Table Value Total:    $150,072
                                           --------------------------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

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

                                                          GPS PARTNERS, LLC
                                                              FORM 13F
                                               Quarter Ended September 30, 2008

------------------------------------------------------------------------------------------------------------------------------------
                               CLASS TITLE                   VALUE      SHRS OR   SH/  PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
                               -----------                   -----      -------   ---  ---- ----------  -----       ----------------
NAME OF ISSUER                                   CUSIP      (X$1,000)   PRN AMT   PRN  CALL DISCRETION MANAGERS     SOLE SHARED NONE
--------------                                   -----      ---------   -------   ---  ---- ---------- --------     ---- ------ ----
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL PRODUCT PARTNERS L P   COM UNIT LP       Y11082107     17,508  1,598,876  SH          SOLE             1,598,876
------------------------------------------------------------------------------------------------------------------------------------
EL PASO PIPELINE PARTNERS L    COM UNIT LPI      283702108     26,529  1,650,865  SH          SOLE             1,650,865
------------------------------------------------------------------------------------------------------------------------------------
REGENCY ENERGY PARTNERS L P    COM UNITS LP      75885Y107     26,911  1,467,357  SH          SOLE             1,467,357
------------------------------------------------------------------------------------------------------------------------------------
TARGA RESOURCES PARTNERS L P   COM UNIT          87611X105     42,439  2,493,502  SH          SOLE             2,493,502
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS PARTNERS L P          COM UNIT L P      96950F104     36,685  1,419,151  SH          SOLE             1,419,151
------------------------------------------------------------------------------------------------------------------------------------



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